UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2017

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.77%
Aerospace & Defense - 3.42%
Rockwell Collins, Inc.	7,090	$677,733
United Technologies Corp.	3,850	433,318
		1,111,051
Air Freight & Logistics - 1.52%
Expeditors International of Washington, Inc.	8,750	493,325

Beverages - 3.94%
Boston Beer Company, Inc. - Class A (a)	2,600	412,490
Coca-Cola Co.	9,980	418,761
PepsiCo, Inc.	4,070	449,246
		1,280,497
Biotechnology - 1.17%
Gilead Sciences, Inc.	5,410	381,297

Capital Markets - 1.38%
Waddell & Reed Financial, Inc. - Class A	23,240	447,138

Chemicals - 1.48%
Eastman Chemical Co.	6,000	481,500

Commercial Services & Supplies - 4.10%
Deluxe Corp.	6,740	495,996
Herman Miller, Inc.	14,320	426,736
Pitney Bowes, Inc.	30,020	409,473
		1,332,205
Communications Equipment - 1.37%
Cisco Systems, Inc.	13,020	445,024

Consumer Finance - 3.18%
Credit Acceptance Corp. (a)	2,310	463,063
PRA Group, Inc. (a)	14,000	571,199
		1,034,262
Containers & Packaging - 3.41%
Crown Holdings, Inc. (a)	11,860	635,577
Owens-Illinois, Inc. (a)	23,720	469,656
		1,105,233
Distributors - 1.38%
Genuine Parts Co.	4,690	448,880

Diversified Consumer Services - 1.20%
H&R Block, Inc.	18,930	389,201

Food & Staples Retailing - 2.44%
Kroger Co.	11,890	378,102
Wal-Mart Stores, Inc.	5,830	413,522
		791,624
Food Products - 4.76%
Campbell Soup Co.	8,170	484,890
General Mills, Inc.	6,740	406,894
Hershey Co.	6,020	652,267
		1,544,051
Health Care Equipment & Supplies - 2.91%
Varian Medical Systems, Inc. (a)	5,050	423,645
Zimmer Biomet Holdings, Inc.	4,450	521,006
		944,651
Health Care Providers & Services - 2.97%
Cigna Corp.	3,030	451,167
DaVita, Inc. (a)	7,410	514,327
		965,494

Hotels, Restaurants & Leisure - 8.46%
Brinker International, Inc.	8,200	346,368
Choice Hotels International, Inc.	9,000	545,399
Cracker Barrel Old Country Store, Inc.	2,950	474,921
Marriott International, Inc. - Class A	5,350	465,397
Sonic Corp.	16,990	429,507
Yum! Brands, Inc.	7,390	482,714
		2,744,306
Household Durables - 1.31%
Tupperware Brands Corp.	7,070	426,957

Household Products - 1.48%
Kimberly-Clark Corp.	3,630	481,157

Internet Software & Services - 1.54%
j2 Global, Inc.	6,130	499,104
LogMeIn, Inc.	0(d)	17
		499,121
IT Services - 5.35%
CSG Systems International, Inc.	10,920	430,357
Syntel, Inc.	22,350	395,372
Teradata Corp. (a)	15,540	483,294
Western Union Co.	21,810	428,348
		1,737,371
Leisure Products - 1.36%
Polaris Industries, Inc.	5,170	440,536

Life Sciences Tools & Services - 2.16%
Waters Corp. (a)	4,520	700,555

Machinery - 4.36%
Crane Co.	6,070	438,800
Hillenbrand, Inc.	13,670	496,905
ITT, Inc.	11,660	477,710
		1,413,415
Media - 3.51%
Omnicom Group, Inc.	7,480	636,548
Viacom, Inc. - Class B	11,620	504,889
		1,141,437
Multiline Retail - 1.05%
Target Corp.	5,780	339,691

Personal Products - 2.76%
Herbalife Ltd. (a)(b)	8,550	482,989
Nu Skin Enterprises, Inc. - Class A	8,370	414,650
		897,639
Pharmaceuticals - 2.33%
Endo International PLC (a)(b)	23,300	318,045
Pfizer, Inc.	12,850	438,442
		756,487
Professional Services - 1.24%
Dun & Bradstreet Corp.	3,830	404,218

Road & Rail - 1.48%
Landstar System, Inc.	5,550	481,740

Semiconductors & Semiconductor Equipment - 1.51%
Xilinx, Inc.	8,350	491,147

Software - 2.66%
Citrix Systems, Inc. (a)	5,250	414,488
Oracle Corp.	10,590	451,028
		865,516
Specialty Retail - 3.91%
Bed Bath & Beyond, Inc.	10,180	411,272
Best Buy Company, Inc.	11,400	503,082
Buckle, Inc.	17,970	356,705
		1,271,059

Technology Hardware, Storage & Peripherals - 1.51%
HP, Inc.	28,220	490,181

Textiles, Apparel & Luxury Goods - 4.11%
Coach, Inc.	11,960	455,556
Deckers Outdoor Corp. (a)	7,450	393,584
Wolverine World Wide, Inc.	19,180	482,761
		1,331,901
Tobacco - 1.51%
Vector Group Ltd.	21,562	491,182

Trading Companies & Distributors - 1.54%
WW Grainger, Inc.	2,020	500,879

TOTAL COMMON STOCKS (Cost $29,815,995)		31,101,928

SHORT-TERM INVESTMENTS - 3.75%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.414% (c)	1,219,039	1,219,039
TOTAL SHORT-TERM INVESTMENTS (Cost $1,219,039)		1,219,039

Total Investments (Cost $31,035,034) - 99.52%		32,320,967
Other Assets in Excess of Liabilities - 0.48%		157,172
TOTAL NET ASSETS - 100.00%		$32,478,139

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of February 28, 2017.
(d)	Represents a fractional share. Rounds to less than 0.5 share.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows*:

Cost of investments	$31,035,034
Gross unrealized appreciation	3,439,001
Gross unrealized depreciation	(2,153,068)
Net unrealized appreciation	$1,285,933

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service ("Pricing Service"). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills are valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity,

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.  In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures" Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.  The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3

Common Stocks*	$31,101,928	$-	$-	$31,101,928
Short-Term Investments	1,219,039	-	-	1,219,039
Total Investments in Securities	$32,320,967	$-	$-	$32,320,967

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning and end of the fiscal period. There were no transfers between levels as of February 28, 2017.

For the period ended February 28, 2017 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title  /s/ John Buckel
 John Buckel, President

Date  April 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date:  April 25, 2017
.

By (Signature and Title)  /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date:  April 25, 2017

* Print the name and title of each signing officer under his or her signature.